UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 140.2%
			Aerospace & Defense: 0.5%
1,200,000		(1)	Computer Sciences Government Services Inc., Term Loan B, 3.750%, 10/06/22	$1,201,500	0.1
2,129,741			Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	2,127,079	0.3
884,727			Transdigm, Inc., Term Loan C, 3.750%, 02/28/20	865,803	0.1
				4,194,382	0.5

			Air Transport: 0.2%
1,984,962			United Airlines, Inc., New Term Loan, 3.500%, 09/15/21	1,978,347	0.2

			Automotive: 5.7%
1,990,000			BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,992,487	0.2
2,977,500			Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,984,944	0.4
2,686,500			Dynacast International LLC,First Lien Term Loan, 4.500%, 01/28/22	2,661,282	0.3
7,114,962			Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,409,393	0.8
3,783,228			Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	2,903,628	0.4
1,477,215			Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	716,449	0.1
11,880,000			Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	11,027,610	1.3
3,762,000			Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	3,673,830	0.4
EUR	1,246,875		Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,315,739	0.2
5,908,857			Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	5,837,460	0.7
2,065,000		(1)	NN, Inc., Upsized Term Loan B, 5.750%, 10/30/22	2,046,931	0.2
2,623,500			Service King, Upsized Term Loan B, 4.500%, 08/18/21	2,612,568	0.3
3,125,000			TI Group Automotive Systems, L.L.C.,Term Loan B, 4.500%, 06/30/22	3,095,703	0.4
				47,278,024	5.7

			Beverage & Tobacco: 1.2%
EUR	7,780,013		Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.250%, 07/02/22	8,223,399	1.0
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Beverage & Tobacco: (continued)
1,945,003	Jacobs Douwe Egberts,TL B-1 USD, 4.250%, 07/02/22	$1,935,278	0.2
		10,158,677	1.2

	Building & Development: 1.6%
4,118,883	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	4,113,632	0.5
1,093,750	Leighton Services, Term Loan B, 5.500%, 05/21/22	1,093,750	0.1
1,773,135	Minimax Viking GmbH,Facility B1 Loan, 4.000%, 08/16/20	1,768,702	0.2
3,314,646	NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	3,309,468	0.4
897,940	PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	885,593	0.1
2,000,000	Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	1,991,876	0.3
		13,163,021	1.6

	Business Equipment & Services: 10.7%
6,336,160	Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,093,276	0.7
12,152,250	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	11,809,386	1.4
2,900,000	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	2,670,416	0.3
3,200,000	AlixPartners LLP,Term Loan B, 4.500%, 07/27/22	3,191,200	0.4
1,960,000	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,937,950	0.2
1,300,000	Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,281,583	0.2
1,496,250	Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,453,233	0.2
2,580,500	Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	2,512,762	0.3
7,422,306	Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/14/19	7,255,304	0.9
2,297,248	First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	2,268,532	0.3
1,631,261	First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,606,793	0.2
2,114,279	GCA Services, Replacement Term Loan, 4.250%, 11/01/19	2,108,334	0.3

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
7,414,925		Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	$7,409,875	0.9
EUR	1,103,478	ION Trading Technologies Limited, Tranche B-1 Euro Term Loans, 4.500%, 06/10/21	1,167,337	0.1
4,794,753		iQor, First Lien Term Loan, 6.000%, 04/01/21	3,835,803	0.5
2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	1,937,500	0.2
3,225,000		Knowledge Universe Education, LLC,First Lien Term Loan, 6.000%, 08/11/22	3,168,562	0.4
2,937,813		Learning Care Group, Term Loan, 5.000%, 05/01/21	2,937,812	0.4
3,566,532		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	3,548,700	0.4
2,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	1,985,000	0.2
2,574,000		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,342,340	0.3
4,950,406		SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	4,504,870	0.6
2,300,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	2,012,500	0.2
4,336,978		SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	4,206,869	0.5
579,499		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	580,224	0.1
2,489,501		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	2,492,612	0.3
211,711		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	190,540	0.0
EUR	250,000	Vistra Group Ltd,EUR First Lien, 4.750%, 10/26/22	265,623	0.0
600,000		Vistra Group Ltd,USD First Lien, 4.750%, 10/26/22	601,500	0.1
141,224		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	138,400	0.0
806,401		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	790,273	0.1
			88,305,109	10.7

		Cable & Satellite Television: 3.7%
3,600,000		Charter Communications Operating, LLC,TLI, 3.500%, 01/23/23	3,591,843	0.4
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
3,280,613		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	$3,188,346	0.4
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	242,813	0.0
992,399		New Wave Communications, Term Loan B with Add On, 4.750%, 04/30/20	978,133	0.1
3,000,000		Numericable (YPSO France SAS),USD Add On, 4.000%, 07/27/22	2,934,375	0.4
7,233,706		RCN Cable, Term Loan B, 4.250%, 02/25/20	7,194,145	0.9
GBP	2,750,000	Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.250%, 06/30/23	4,102,297	0.5
8,165,239		Wideopenwest Finance, LLC,TLB, 4.500%, 04/01/19	8,000,236	1.0
			30,232,188	3.7

		Chemicals & Plastics: 5.2%
2,515,200		Armacell, First Lien Term Loan, 5.500%, 07/02/20	2,524,632	0.3
1,004,944		Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	998,663	0.1
1,701,575		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,701,257	0.2
2,227,500		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,215,899	0.3
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	957,500	0.1
2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,942,500	0.2
3,865,489		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/03/21	3,810,727	0.5
639,010		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/03/21	632,221	0.1
762,611		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	760,069	0.1
1,989,995		Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	1,953,678	0.2
328,518		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	328,313	0.1

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Chemicals & Plastics: (continued)
768,732			Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	$768,252	0.1
886,500			Kronos Worldwide, Inc.,Term Loan B Facility, 4.000%, 02/21/20	806,715	0.1
1,786,500			MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 4.750%, 06/07/20	1,741,837	0.2
836,598			MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	814,323	0.1
1,582,410			Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,579,443	0.2
821,032			Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	819,493	0.1
EUR	926,562		Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	978,959	0.1
1,981,985			Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	1,991,895	0.3
2,298,100			Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,214,794	0.3
1,989,783			PQ Corporation, First Lien Term Loan Facility, 4.000%, 08/07/17	1,982,944	0.2
1,471,313			Royal Adhesives & Sealants,First Lien Term Loan, 4.500%, 06/19/22	1,464,324	0.2
325,000			Royal Adhesives & Sealants,Second Lien Term Loan, 8.500%, 06/19/23	322,766	0.0
3,663,000			Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,586,308	0.4
3,970,000			Styrolution Group GmbH, TL B-1 USD, 6.500%, 11/07/19	4,003,082	0.5
1,992,386		(1)	Tronox Pigments (Netherlands) BV, Term Loan, 4.250%, 03/19/20	1,822,411	0.2
				42,723,005	5.2

			Clothing/Textiles: 0.6%
3,960,549			Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,967,975	0.5
673,816			Vince, LLC, Term Loan, 5.750%, 11/27/19	646,863	0.1
				4,614,838	0.6

			Conglomerates: 1.1%
2,970,000			Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,895,750	0.3
Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Conglomerates: (continued)
600,000			Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	$537,000	0.1
3,161,722			ServiceMaster Company, Term Loan, 4.250%, 07/01/21	3,149,866	0.4
1,968,772			Waterpik, First Lien, 5.750%, 07/08/20	1,959,749	0.2
517,584			WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	508,203	0.1
				9,050,568	1.1

			Containers & Glass Products: 2.7%
4,712,481		(1)	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	4,672,722	0.6
630,000			Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	614,250	0.1
1,000,000			Berry Plastics Corporation, Term E Loan, 3.750%, 01/06/21	990,278	0.1
EUR	674,335		Constantia Flexibles, Term Loan B1 Euro, 4.750%, 04/30/22	717,317	0.1
72,981			Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	73,620	0.0
EUR	100,665		Constantia Flexibles, Term Loan B2 Euro, 4.750%, 04/30/22	107,082	0.0
374,769			Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	378,048	0.0
452,152			EveryWare, Inc.,Term Loan, 10.000%, 06/04/18	446,500	0.1
2,465,060			Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	2,404,050	0.3
924,384			Milacron LLC, Term Loan, 4.500%, 09/28/20	920,617	0.1
2,925,833			Otter Products, Term Loan B, 5.750%, 06/03/20	2,838,974	0.3
1,225,000		(1)	Peacock Engineering Company, LLC,First Lien Term Loan Facility, 5.250%, 07/29/22	1,222,958	0.1
1,250,000			Prolampac Intermediate Inc,First Lien Term Facility, 5.000%, 08/12/22	1,245,312	0.2
2,686,500			SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	2,673,441	0.3
EUR	3,000,000		Verallia,EUR TL, 5.000%, 07/24/22	3,177,573	0.4
				22,482,742	2.7

			Diversified Insurance: 7.3%
2,892,750			Acrisure, LLC, First Lien Term Loan, 5.250%, 05/19/22	2,791,504	0.3

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Diversified Insurance: (continued)
5,985,000	Alliant Holdings, I, LLC,Term Loan B, 4.500%, 08/12/22	$5,897,098	0.7
950,000	AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	952,969	0.1
7,050,453	AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	7,073,014	0.9
4,697,318	Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	4,635,177	0.6
1,911,551	Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,856,594	0.2
1,950,000	AssuredPartners, Inc., 1st Lien Term Loan, 5.750%, 10/22/22	1,950,000	0.2
3,176,875	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	3,041,858	0.4
1,400,000	Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,316,000	0.2
9,765,825	Hub International Limited, Term Loan B, 4.000%, 10/02/20	9,505,400	1.1
6,005,229	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,902,017	0.7
3,319,152	Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	3,232,024	0.4
7,900,000	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	7,381,562	0.9
5,001,553	USI, Inc., Term Loan, 4.250%, 12/27/19	4,928,095	0.6
		60,463,312	7.3

	Drugs: 0.9%
1,158,050	Akorn, Inc., Term Loan, 6.000%, 04/17/21	1,111,728	0.1
3,017,492	Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	2,962,173	0.4
3,300,000	Endo Pharmaceuticals Holdings Inc.,Term loan B, 3.750%, 09/26/22	3,249,124	0.4
		7,323,025	0.9

	Ecological Services & Equipment: 1.5%
5,197,500	4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,937,625	0.6
6,502,183	ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	6,370,111	0.8
1,243,750	Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	1,246,859	0.1
		12,554,595	1.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: 18.6%
2,935,250		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	$2,918,739	0.3
2,898,392		Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	2,871,220	0.3
2,659,500		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,604,095	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	674,917	0.1
1,800,801		Aspect Software, Inc., Term Loan, 7.500%, 05/07/16	1,665,741	0.2
862,831		Avago Technologies, Term Loan B, 3.750%, 05/06/21	860,764	0.1
10,000,000	(1)	Avago Technologies, Term Loan B, 4.250%, 11/11/22	9,906,250	1.2
1,975,000		Avast Software,Term Loan, 4.250%, 03/20/20	1,970,886	0.2
6,793,604		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,606,779	0.8
3,250,000		Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/22/22	3,181,344	0.4
1,984,298		BMC Software, Inc., Term Loan U.S., 5.000%, 09/10/20	1,730,308	0.2
3,831,050		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,615,553	0.4
9,801,284		Dell International LLC,Term B Loans, 4.000%, 04/29/20	9,772,498	1.2
2,223,134		ECI, Term Loan B, 5.750%, 05/28/21	2,228,692	0.3
3,491,250		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	3,439,506	0.4
3,575,758		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	3,522,122	0.4
980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	964,281	0.1
957,295		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	950,514	0.1
1,395,000		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	1,395,000	0.2
8,277,261		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	8,273,355	1.0
4,189,810		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	4,191,700	0.5
9,080,282		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	9,060,105	1.1
4,808,955		Hyland Software, Inc.,1st Lien Term Loan, 4.750%, 07/01/22	4,762,668	0.6

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
1,500,000		Hyland Software, Inc.,2nd Lien Term Loan, 8.250%, 06/30/23	$1,426,875	0.2
1,849,711		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,769,943	0.2
6,100,000		Informatica Corporation,Term Loan B, 4.500%, 08/05/22	5,941,510	0.7
9,015,775		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	8,974,925	1.1
1,350,000		Linxens,TL B-1 USD, 5.000%, 10/16/22	1,340,999	0.2
1,811,951		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,811,951	0.2
4,790,000	(1)	NXP Semiconductors, Tranche B Loan, 3.750%, 11/05/20	4,770,840	0.6
2,986,940		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,953,337	0.4
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	559,427	0.1
3,861,503		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	3,857,884	0.5
8,198,116		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	7,457,728	0.9
2,374,194		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,969,097	0.2
4,975,000		Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	4,978,109	0.6
1,001,343		Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	942,932	0.1
3,954,962		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,365,954	0.4
3,684,978		SS&C Technologies Inc.,TLB-1, 3.750%, 07/06/22	3,683,662	0.4
553,812		SS&C Technologies Inc.,TLB-2, 3.750%, 07/06/22	553,614	0.1
5,536,125		TTM Technologies, Term Loan B, 6.000%, 05/31/21	5,107,075	0.6
5,590,909		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	5,615,805	0.7
			154,248,704	18.6

		Equity REITs and REOCs: 0.3%
2,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	2,167,916	0.3
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Financial Intermediaries: 2.5%
1,985,000		Duff & Phelps, Add On Term Loan, 4.750%, 04/23/20	$1,970,112	0.2
3,704,779		Duff & Phelps, Add-On Term Loan, 4.750%, 04/23/20	3,658,469	0.5
6,000,000	(1)	First Eagle Investment Management, Inc., TLB, 4.250%, 10/30/22	5,919,378	0.7
2,400,000	(1)	LPL Holdings, Inc., TL B New, 4.750%, 11/20/22	2,394,000	0.3
1,243,125		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,143,675	0.1
4,198,876		Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	4,218,560	0.5
1,426,778		Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,430,345	0.2
			20,734,539	2.5

		Food Products: 4.2%
5,341,251		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,345,257	0.6
4,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	3,970,000	0.5
2,040,904		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,035,802	0.2
492,500		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	461,719	0.1
5,468,158		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	5,398,439	0.6
3,050,675		Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	2,921,021	0.4
3,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	3,311,500	0.4
1,700,000		Hostess,First Lien Term Loan, 4.500%, 08/03/22	1,697,600	0.2
6,000,000		JBS USA, Inc. (FKA Swift),TLB, 4.000%, 10/30/22	5,977,464	0.7
3,956,094		NPC International , Term Loan, 4.000%, 12/28/18	3,909,938	0.5
			35,028,740	4.2

		Food Service: 2.0%
4,762,401		CEC Entertainment, Inc., First Lien Term Loan, 4.250%, 02/14/21	4,518,328	0.5
4,029,488		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	3,908,603	0.5

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Service: (continued)
8,479,151	Restaurant Brands International (F.K.A. Burger King Corporation),TL B, 3.750%, 12/12/21	$8,464,007	1.0
		16,890,938	2.0

	Food/Drug Retailers: 2.1%
2,047,500	Albertsons LLC, Term Loan B3, 5.000%, 08/25/19	2,046,361	0.2
4,864,117	Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	4,866,316	0.6
2,472,513	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,426,153	0.3
775,000	Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	744,000	0.1
4,951,677	Supervalu, Term Loan, 4.500%, 03/21/19	4,942,957	0.6
2,057,494	TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	2,054,922	0.3
		17,080,709	2.1

	Health Care: 15.4%
1,634,160	Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,372,694	0.2
5,935,125	Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	5,822,607	0.7
2,277,508	Alere US Holdings, LLC,New Term Loan B, 4.250%, 06/15/22	2,253,107	0.3
798,000	Aspen Dental Management, Inc., Term Loan B, 5.500%, 04/29/22	796,670	0.1
2,231,704	ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	2,223,335	0.3
2,567,930	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,298,298	0.3
8,641,726	Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	8,561,790	1.0
4,636,209	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	4,599,991	0.6
6,004,520	CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	5,921,490	0.7
1,695,750	Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,663,955	0.2
6,307,625	Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	6,264,260	0.8
2,000,000	Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	2,000,000	0.2
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
992,481		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	$754,286	0.1
3,710,160		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	3,626,681	0.4
3,541,111		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,850,594	0.3
2,500,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,200,000	0.3
7,074,321		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,992,527	0.8
5,794,248		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	5,620,421	0.7
5,667,628		Kinetic Concepts, Inc., E-1, 4.500%, 05/04/18	5,540,107	0.7
1,867,925		Medpace Holdings, Inc., Term loan B, 4.750%, 04/05/21	1,855,471	0.2
7,585,343		Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	3,147,917	0.4
1,943,862		Multiplan, Inc, Term Loan, 3.750%, 04/01/21	1,897,452	0.2
2,846,933		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	2,846,341	0.3
2,226,943		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	2,069,666	0.3
2,982,399		Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	2,816,503	0.3
3,224,586		Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/18/22	3,149,011	0.4
2,962,500		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,890,289	0.3
750,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	723,750	0.1
2,466,414		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,470,525	0.3
1,600,000		Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	1,584,667	0.2
EUR	248,752	Sivantos (Siemens Audiology), TL B Euro, 4.250%, 01/17/22	264,242	0.0
4,278,527		Sivantos (Siemens Audiology),TL B USD, 4.250%, 01/17/22	4,260,698	0.5
3,925,000		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,880,844	0.5

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Health Care: (continued)
5,824,109			Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	$5,802,269	0.7
1,094,500			Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	1,093,588	0.1
536,250			Truven Health, Inc., Term Loan B, 4.500%, 06/06/19	526,356	0.1
5,000,000		(1)	U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 11/17/22	4,975,000	0.6
9,925,000			Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	9,398,419	1.1
EUR	800,000		VWR International Inc., Euro Term Loan B, 4.000%, 01/25/22	847,881	0.1
				127,863,702	15.4

			Home Furnishings: 2.0%
9,031,161			AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	9,002,406	1.1
3,332,813			Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,303,651	0.4
1,125,463			Hunter Fan Company, First Lien Term Loan, 6.500%, 12/20/17	1,119,835	0.1
885,444			Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	878,527	0.1
2,487,500			Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	2,437,750	0.3
				16,742,169	2.0

			Industrial Equipment: 4.5%
2,309,164			Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,043,610	0.3
5,475,742			Apex Tool Group, Term Loan B, 4.500%, 01/31/20	5,338,849	0.7
990,555			CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	988,697	0.1
103,196			CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	103,002	0.0
301,431			CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	300,866	0.0
4,388,918			Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,301,139	0.5
667,689			Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	659,343	0.1
6,132,393			Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,623,404	0.7
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
2,510,241	International Equipment Solutions, LLC, Term Loan, 7.250%, 08/16/19	$2,372,178	0.3
1,199,764	Kenan Advantage Group, Inc.,Term Loan B, 4.000%, 07/31/22	1,193,765	0.1
382,683	Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.000%, 07/31/22	380,770	0.1
7,092,744	Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	6,949,116	0.8
3,537,037	Signode Industrial Group, US Dollar Tranche Term Loan, 3.750%, 05/01/21	3,422,083	0.4
886,500	SunSource, First Lien Term Loan, 4.750%, 02/15/21	857,689	0.1
658,652	VAT Holding,Term Loan B, 4.250%, 02/11/21	656,183	0.1
1,896,324	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	1,882,102	0.2
325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	320,937	0.0
		37,393,733	4.5

	Leisure Goods/Activities/Movies: 4.3%
7,406,250	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	6,893,982	0.8
650,000	Cirque Du Soleil,Second Lien Term Loan, 9.250%, 07/07/23	638,084	0.1
5,999,027	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	5,862,550	0.7
2,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,887,500	0.2
2,244,849	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	2,249,058	0.3
3,593	FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	2,910	0.0
8,474,636	Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,066,794	1.0
2,035,714	NEP/NCP Holdco, Inc., Second Lien, 10.000%, 07/22/20	1,928,839	0.2
5,813,935	NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.500%, 01/22/20	5,494,168	0.7

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Goods/Activities/Movies: (continued)
2,810,875	TWCC Holding Corporation, Extended First Lien Term Loan, 5.750%, 02/13/20	$2,812,632	0.3
		35,836,517	4.3

	Lodging & Casinos: 6.1%
9,897,817	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	9,501,904	1.1
1,221,938	American Casino and Entertainment Properties LLC,Term Loan, 5.000%, 07/03/22	1,223,465	0.2
3,500,000	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/21/21	3,497,571	0.4
1,061,747	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,023,259	0.1
5,046,324	CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	5,027,400	0.6
847,875	Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	847,875	0.1
2,561,000	Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,458,560	0.3
1,464,469	Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,467,032	0.2
3,417,094	Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,423,074	0.4
800,000	Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	744,000	0.1
3,460,328	La Quinta, First Lien Term Loan, 3.750%, 04/14/21	3,410,586	0.4
4,366,717	Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	4,066,505	0.5
1,985,000	Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,842,018	0.2
8,520,288	Station Casinos LLC, Term Loan, 4.250%, 03/02/20	8,465,264	1.0
3,817,379	Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,803,063	0.5
		50,801,576	6.1

	Mortgage REITs: 0.9%
4,339,125	DTZ,First Lien Term Loan B, 4.250%, 11/04/21	4,281,497	0.5
3,000,000	International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	2,977,500	0.4
		7,258,997	0.9
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Nonferrous Metals/Minerals: 0.4%
3,195,723		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	$1,768,299	0.2
1,995,000		Novelis Inc.,Term Loan B, 4.000%, 06/02/22	1,943,130	0.2
			3,711,429	0.4

		Oil & Gas: 2.9%
2,216,376		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	2,039,066	0.3
1,800,000		Chelsea Petroleum Products I, LLC,Term Loan, 4.850%, 07/22/22	1,773,000	0.2
2,982,444		CITGO, Term Loan B, 4.500%, 07/30/21	2,925,592	0.4
1,718,158		CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	1,723,884	0.2
2,416,471		Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	2,344,581	0.3
3,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	951,629	0.1
6,644,400		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	4,401,915	0.5
2,962,619		Penn Product Terminals, Term Loan, 4.750%, 04/13/22	2,770,049	0.3
2,720,575		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	1,904,402	0.2
2,982,310		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	2,895,325	0.4
			23,729,443	2.9

		Publishing: 2.7%
5,875,367		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	5,798,252	0.7
2,194,500		Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	2,189,014	0.3
186,329		HIBU PLC (fka Yell Group PLC), Facility A2, 5.416%, 03/03/19	377,936	0.1
EUR	16,638	HIBU PLC (fka Yell Group PLC), Spanish facility, 0.016%, 03/03/19	–	0.0
1,668,961		McGraw Hill Global Education, Term Loan-B, 4.750%, 03/22/19	1,673,134	0.2
3,379,667		Merrill Communications, LLC,New First Lien Term Loan, 6.250%, 05/29/22	3,176,887	0.4
1,230,951		Nelson Canada, 10% Reinstated 1st Lien TL, 0.416%, 10/01/20	984,761	0.1

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Publishing: (continued)
2,691,114			Penton Media, Inc, First Lien, 4.750%, 09/30/19	$2,681,023	0.3
1,172,505			Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,157,849	0.1
3,917,889			Tribune Company,Term Loan B, 3.750%, 12/31/20	3,906,460	0.5
				21,945,316	2.7

			Radio & Television: 3.3%
5,122,611			Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	3,759,997	0.5
6,921,330			iHeartCommunications, Inc., Term Loan E, 7.916%, 07/30/19	5,052,571	0.6
1,252,799			Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,252,408	0.1
812,500			Learfield Communications, Inc., Second Lien Term Loan, 8.750%, 10/08/21	806,406	0.1
2,939,876			Media General, Inc., DDTerm Loan-B, 4.000%, 07/31/20	2,925,177	0.4
1,598,333			Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,564,369	0.2
4,568,557			Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,516,343	0.5
7,239,431			Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,156,293	0.9
				27,033,564	3.3

			Retailers (Except Food & Drug): 11.5%
1,435,500			Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,409,780	0.2
6,598,938			Academy Ltd.,Term Loan, 5.000%, 07/01/22	6,299,234	0.8
EUR	3,729,551		Action Holding B.V., Term Loan B, 4.916%, 01/13/21	3,954,528	0.5
6,000,000			Ascena Retail Group, Inc.,TLB, 5.250%, 08/21/22	5,359,998	0.6
454,545		(1)	Bass Pro Group, LLC, Term Loan B, 4.000%, 06/01/20	427,273	0.0
8,645,273			BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,502,090	1.0
4,000,000			BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	3,852,500	0.5
2,650,000			FullBeauty Brands (F.K.A. OneStopPlus), 1st Lien TL, 5.750%, 09/30/22	2,517,500	0.3
5,870,220			Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,881,838	0.7
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
1,152,074		Hudson's Bay Company,TL-B, 4.750%, 09/30/22	$1,150,093	0.1
1,970,000		J. Crew, Term Loan B, 4.000%, 03/01/21	1,242,948	0.1
4,523,843		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,429,597	0.5
2,116,889		Mattress Firm Holding Corp., Term Loan-B, 5.000%, 10/20/21	2,113,912	0.3
4,196,250		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,930,489	0.5
10,743,201		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	10,085,180	1.2
3,901,149		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	3,896,273	0.5
3,570,968		Party City Holdings Inc,TL-B, 4.250%, 08/19/22	3,505,501	0.4
3,136,330		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,164,067	0.3
11,940,000		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	11,766,130	1.4
994,924		rue21 inc., Term Loan B, 5.620%, 10/10/20	830,761	0.1
3,207,865		Savers, Term Loan B, 5.000%, 07/09/19	2,614,410	0.3
2,579,820		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	2,573,370	0.3
5,000,000	(1)	Staples, Inc., Term Loan-B, 3.500%, 04/23/21	4,949,305	0.6
4,000,000		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	2,170,000	0.3
			95,626,777	11.5

		Steel: 0.3%
2,100,000		XPO Logistics, Term Loan B, 5.500%, 10/31/21	2,094,750	0.3

		Surface Transport: 1.2%
2,186,500		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	1,995,181	0.3
1,000,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	867,500	0.1
2,550,000		Navistar Inc.,Term Loan B, 6.500%, 08/07/20	2,338,562	0.3
1,977,475		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	1,967,587	0.2
1,200,000		Quality Distribution,First Lien Term Loan, 5.750%, 08/18/22	1,161,000	0.1
693,744		V.Group, Term Loan B, 5.000%, 06/30/21	688,541	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Surface Transport: (continued)
542,734		Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	$543,412	0.1
			9,561,783	1.2

		Telecommunications: 10.2%
EUR	1,875,000	Altice International S.A.,EUR Add On, 4.500%, 07/17/22	1,968,804	0.2
3,384,416		Aricent Group, 2015 Upsized First Lien Term Loan, 5.500%, 04/14/21	3,265,962	0.4
4,975,894		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,728,343	0.6
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,545,469	0.2
4,813,767		Asurion, LLC,Incremental Tranche B-4 Term Loan, 5.000%, 07/31/22	4,482,820	0.5
3,364,262		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	2,894,947	0.3
7,700,001		Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	5,868,040	0.7
1,900,000		CommScope, Inc., Tranche 5 Term Loan, 3.750%, 12/29/22	1,881,000	0.2
10,074,750		Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	9,427,760	1.1
3,900,525		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	3,886,873	0.5
565,700		Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	558,629	0.1
4,119,566		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,352,297	0.4
1,700,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,338,750	0.2
2,638,933		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,633,278	0.3
8,500,000		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	8,439,437	1.0
2,300,000		Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	2,300,862	0.3
6,755,722		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/11/20	6,644,847	0.8
1,200,000		Securus Technologies, Inc., Incremental Term Loan B-2, 5.250%, 04/30/20	975,000	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Telecommunications: (continued)
1,974,705		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	$1,604,448	0.2
3,052,127		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	2,395,919	0.3
2,900,000		T-Mobile USA, Inc., Term Loan B, 3.500%, 11/09/22	2,906,711	0.4
5,888,118		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	5,819,421	0.7
2,888,568		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,857,427	0.3
3,045,034		Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	3,017,303	0.4
			84,794,347	10.2

			Utilities: 1.9%
1,205,885		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	1,207,392	0.2
2,000,000		(1) Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	1,980,000	0.2
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,028,230	0.1
2,934,365		La Frontera Generation, LLC,Term Loan, 4.500%, 09/30/20	2,831,663	0.3
2,443,875		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	2,382,778	0.3
2,084,250		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	2,076,434	0.3
1,979,798		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,859,361	0.2
2,514,644		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,497,094	0.3
			15,862,952	1.9

		Total Senior Loans
		(Cost $1,215,188,909)	1,160,930,434	140.2

OTHER CORPORATE DEBT: 0.1%
			Health Care: 0.1%
EUR	399,000	ConvaTec,EUR TL, 4.250%, 06/15/20	421,714	0.1

			Publishing: –%
645,834		& HIBU PLC (fka Yell Group PLC), Facility B2, 0.416%, 03/03/24	–	0.0

		Total Other Corporate Debt
		(Cost $828,035)	421,714	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.8%
154	@	AR Broadcasting (Warrants)	$–	0.0
888,534	@,R	Ascend Media (Residual Interest)	–	0.0
3,160		Caribe Media Inc.	–	0.0
178,416	@	Cengage Learning	4,192,776	0.5
246,734	@	Eagle Topco 2013 LTD	–	0.0
60,946	@	Everyware Global, Inc.	464,713	0.1
8	@	Faith Media Holdings, Inc. (Residual Interest)	–	0.0
535,170	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	–	0.0
1,070,339	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	–	0.0
291	@,R	Lincoln Paper & Tissue, LLC	–	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	–	0.0
205,396	@	Longview Power, LLC	1,899,913	0.2
209,262	@	Nelson Education Ltd.	–	0.0
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
	Total Equities and Other Assets
	(Cost $8,876,353)		6,557,402	0.8

	Total Investments (Cost $1,224,893,297)		$1,167,909,550	141.1
	Liabilities in Excess of Other Assets		(340,007,254)	(41.1)
	Net Assets		$827,902,296	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
&	Payment-in-kind
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $1,224,970,453.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,426,220
Gross Unrealized Depreciation	(58,487,123)

Net Unrealized Depreciation	$(57,060,903)

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$4,657,489	$1,899,913	$–	$6,557,402
Other Corporate Debt	–	421,714	–	421,714
Senior Loans	–	1,160,930,434	–	1,160,930,434
Total Investments, at fair value	$4,657,489	$1,163,252,061	$–	$1,167,909,550
Other Financial Instruments+
Forward Foreign Currency Contracts	–	204,467	–	204,467
Total Assets	$4,657,489	$1,163,456,528	$–	$1,168,114,017
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$–	$(838)	$–	$(838)
Total Liabilities	$–	$(838)	$–	$(838)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2015, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	22,165,000	Sell	12/22/15	$23,597,324	$23,432,382	$164,942
State Street Bank	British Pound	2,711,600	Sell	12/22/15	4,123,733	4,084,208	39,525
							$204,467

The following unfunded commitments were outstanding as of November 30, 2015:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Kenan Advantage Group, Inc.	$167,553	$(838)	$(838)

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$204,467
Total Asset Derivatives		$204,467

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

State Street Bank
Assets:
Forward foreign currrency contracts	$204,467
Total Assets	$204,467

Net OTC derivative instruments by counterparty, at fair value	$204,467

Total collateral pledged by the Trust/(Received from counterparty)	$-

Net Exposure(1)	$204,467

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2016